Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) € in Thousands, $ in Thousands		Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	[1]	Dec. 31, 2021 EUR (€)
Trade and other receivables:
Government authorities		€ 1,524			€ 1,602
Income receivable		3,366			3,794
Interest receivable		14			3
Current tax		0			76
Trade receivable		3,287			598
Inventory		547			640
Derivatives		55			639
Prepaid expenses and other		1,951			2,135
Total Current Assets and other receivables		10,744	$ 11,163		9,487
Long term receivables
Loans to others		554			568
Annual rent deposits		48			33
Prepaid expenses associated with long term loans	[2]	7,927			4,787
Other		52			0
Total Non current Assets and Long term receivables		€ 8,581			€ 5,388

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)
[2]	Prepaid commission expenses paid in connection with the Talasol Project’s project finance obtained from financing entities as at December 31, 2021 and prepaid commission expenses paid in connection with the Manara PSP project finance obtained from financing entities as at June 30, 2022.